Investments - Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net investment income
Interest income	$ 1,678	$ 816	$ 4,140	$ 2,083	$ 3,036	$ 1,916	$ 1,425
Dividend income	132	118	299	365	514	514	472
Less: investment expense	(81)	(69)	(267)	(237)	(312)	(305)	(282)
Net investment income	$ 1,729	$ 865	$ 4,172	$ 2,211	$ 3,238	$ 2,125	$ 1,615